As filed with the Securities and Exchange Commission on January 30, 1997



                           Registration No. 333-12871

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. ____ [ ]
                      Post-Effective Amendment No. 1 [ X ]

                                   PIMCO FUNDS
               (Exact name of Registrant as Specified in Charter)

            840 Newport Center Drive, Newport Beach, California 92660
                    (Address of Principal Executive Offices)

                                 (714) 640-3031
                        (Area Code and Telephone Number)
                                   ----------

                                 R. Wesley Burns
                      Pacific Investment Management Company
                            840 Newport Center Drive
                         Newport Beach, California 92660
                     (Name and Address of Agent for Service)

                                   Copies to:

Newton B. Schott, Jr., Esq. Robert W. Helm, Esq.    Douglass N. Ellis, Jr., Esq.
c/o PIMCO Advisors L.P.     Dechert Price & Rhoads  Ropes & Gray
2187 Atlantic Street        1500 K Street, N.W.     One International Place
Stamford, CT  06902         Suite 500               Boston, MA 02110
                            Washington, D.C. 20005

                                   ----------

      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
                                   ----------

         An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice for the Registrant for the fiscal year ended March 31, 1996 was filed on May 30, 1996.

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                                                             File No. 333-12871

                                   PIMCO FUNDS

                       HIGH YIELD FUND, TOTAL RETURN FUND,
                     LOW DURATION FUND AND MONEY MARKET FUND

                                    Form N-14

                                     PART C

                                OTHER INFORMATION


Item 16.  Exhibits

         (12) The following opinions of counsel as to tax matters and consent of counsel are filed herewith:

                  (a) Opinion of counsel as to certain tax matters related to the merger of the High Yield Fund.

                  (b) Opinion of counsel as to certain tax matters related to the merger of the Total Return Fund with the PIMCO Advisors Total Return Income Fund.

                  (c) Opinion of counsel as to certain tax matters related to the merger of the Total Return Fund with the PIMCO Advisors U.S. Government Fund.

                  (d) Opinion of counsel as to certain tax matters related to the merger of the Low Duration Fund.

                  (e) Opinion of counsel as to certain tax matters related to the merger of the Money Market Fund.

                  (f)      Consent of counsel.

         (16) Powers of attorney for Messrs. Burns, Hardaway, Babcock, Kemp, Harris, Popejoy and Curtis were previously filed.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 28th day of January, 1997.

                                         PIMCO Funds



                                         By: R. WESLEY BURNS*
                                             __________________________
                                             R. Wesley Burns, President


                                        *By: /s/ Robert W. Helm
                                             Robert W. Helm, as Attorney-in-Fact


         Pursuant  to the  requirements  of the  Securities  Act of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the dates indicated.
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            Signature                                Title                                     Date



R. WESLEY BURNS*                               President                                  January 28, 1997
-----------------------                        (Principal Executive Officer)
R. Wesley Burns


JOHN P. HARDAWAY*                              Treasurer (Principal                       January 28, 1997
----------------------                         Financial and Accounting Officer)
John P. Hardaway


GUILFORD C. BABCOCK*                           Trustee                                    January 28, 1997
______________________
Guilford C. Babcock



THOMAS P. KEMP*                                Trustee                                    January 28, 1997
______________________
Thomas P. Kemp


BRENT R. HARRIS*                               Trustee                                    January 28, 1997
______________________
Brent R. Harris


WILLIAM J. POPEJOY*                            Trustee                                    January 28, 1997
______________________
William J. Popejoy


VERN O. CURTIS*                                Trustee                                    January 28, 1997
______________________
Vern O. Curtis




*By:  /s/ Robert W. Helm
      ___________________________________
      Robert W. Helm, as Attorney-in-Fact

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                                                   EXHIBIT LIST

Exhibit No.                Exhibit Name

12(a)                      Opinion of counsel as to certain tax matters related to the merger of the
                           High Yield Fund.

12(b)                      Opinion of counsel as to certain tax matters related to the merger of the
                           Total Return Fund with the PIMCO Advisors Total Return Income
                           Fund.

12(c)                      Opinion of counsel as to certain tax matters related to the merger of the
                           Total Return Fund with the PIMCO Advisors U.S. Government Fund.

12(d)                      Opinion of counsel as to certain tax matters related to the merger of the
                           Low Duration Fund.

12(e)                      Opinion of counsel as to certain tax matters related to the merger of the
                           Money Market Fund.

12(f)                      Consent of counsel.

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